LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Schedule of Liabilities in Respect of Government Grants) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Liabilities In Respect Of Government Grant Abstract
Balance on January 1,	$ 4,396	$ 3,766
Grants received	212	824
Royalties paid	(31)	(34)
Amounts recorded in profit or loss	167	(160)
Balance on December 31,	$ 4,744	$ 4,396